Consolidated Balance Sheets		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 9,166,020	$ 1,180,017	$ 5,849,306
Accounts receivable, net		34,169,661	4,398,943	32,343,592
Prepayment and other current assets		24,387,730	3,139,633	20,225,722
Tax recoverable		994,950	128,088
Inventories, net		3,616,821	465,623	5,320,199
Total current assets		72,335,182	9,312,304	63,738,819
NON-CURRENT ASSETS
Property and equipment, net		4,746,078	611,002	1,297,682
Right-of-use assets, net		42,491,805	5,470,320	23,884,854
Intangible assets, net		13,541,442	1,743,301
Other non-current assets, net		2,326,379	299,494	1,695,474
Deferred tax assets		206,806	26,624
Total non-current assets		63,312,510	8,150,741	26,878,010
Total assets		135,647,692	17,463,045	90,616,829
CURRENT LIABILITIES
Bank borrowings		27,105,722	3,489,543	30,753,400
Accruals and other payables		7,292,824	938,865	3,205,705
Operating lease liabilities		3,890,482	500,854	708,829
Tax payable		372,485	47,953	916,436
Total current liabilities		39,299,756	5,059,382	69,827,614
NON-CURRENT LIABILITIES
Operating lease liabilities		38,601,323	4,969,466	23,176,025
Deferred tax liabilities		920,142	118,457
Total non-current liabilities		39,521,465	5,087,923	23,176,025
Total liabilities		78,821,221	10,147,305	93,003,639
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary shares (par value $0.0000625 per share; 780,000,000 Class A ordinary shares authorized, 15,000,000 Class A ordinary shares issued and outstanding as of December 31, 2023 and 17,320,000 Class A ordinary shares issued and outstanding as of December 31, 2024; 20,000,000 Class B ordinary shares authorized, 3,000,000 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	[1]	9,906	1,275	8,775
Additional paid-in capital		106,085,870	13,657,308	55,091,225
Accumulated other comprehensive income		998,965	128,605	844,791
Accumulated losses		(50,268,270)	(6,471,448)	(58,331,601)
Total shareholders’ (deficit) equity		56,826,471	7,315,740	(2,386,810)
Total liabilities and shareholders’ (deficit) equity		135,647,692	17,463,045	90,616,829
Related Party
CURRENT LIABILITIES
Due to related parties		$ 638,243	$ 82,167	$ 34,243,244

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.